DEVCAP TRUST
                             209 WEST FAYETTE STREET
                         BALTIMORE, MARYLAND 21201-3403






                                    December 4, 2002



EDGAR FILING
------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

            Re:   Devcap Trust
                  File Nos. 33-94668 and 811-9070
                  -------------------------------

Dear Sir or Madam:

      Pursuant to Rule 497(j) of the Securities Act of 1933, I hereby certify that the form of Prospectus and Statement of Additional Information ("SAI") used with respect to the above Registrant does not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 11 ("PEA No. 11") to its Registration Statement on Form N-1A and that PEA No. 11 was filed electronically on November 27, 2002.

      If you have any questions or comments concerning the foregoing, please call me at (410) 234-3176.

                                    Very truly yours,


                                    /s/ Joseph N. St. Clair
                                    -----------------------------
                                    Joseph N. St. Clair
                                    Devcap Trust
                                    President

cc:  Beth R. Kramer, Esq.
      Kirkpatrick & Lockhart LLP